Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share
(11)	Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees’ and directors’ restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments. For the years presented, the Company no longer has unvested awards that would be considered participating securities.
A reconciliation of the component parts of earnings per share for 2021, 2020 and 2019 follows:
(dollars in thousands, except per share data)	For the years ended December 31
	2021	2020	2019

Net income	$61,519	52,452	57,840
Weighted average common shares (1)	19,259	19,301	19,370

Effect of dilutive common stock options (1)	4	2	16

Weighted average common shares including potential dilutive shares (1)	19,263	19,303	19,386

Basic EPS (1)	$3.194	2.718	2.986

Diluted EPS (1)	$3.194	2.717	2.984

(1)	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.

For the years ended December 31, 2021 and 2020, there were 60 thousand and 90 thousand, respectively, of antidilutive stock options excluded from diluted earnings per share. The stock options are antidilutive because the strike price is greater than the average fair value of the Company’s common stock for the periods presented.